VGOF-SA3 10/26

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
LEGG MASON PARTNERS INVESTMENT TRUST
LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED OCTOBER 1, 2026 TO THE

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A (THE “FUNDS”)

 Effective October 1, 2026, the Board of Trustees of each Trust listed on Schedule A appointed Phyllis K. Costanza and Keith E. Mitchell as independent trustees of each Trust. Accordingly, effective October 1, 2026, the SAI for each of the Funds is amended as follows:

I. The following is added to the Independent Trustees table in the “MANAGEMENT – Trustees and Officers” section of each Fund’s SAI:

Independent Trustees#:

Name and Year of Birth	Position(s) with Trust	Term of Office* and Year Service Began**	Principal Occupation(s) During the Past Five Years	Number of Funds in the Franklin Templeton Fund Complex Overseen by Trustee***	Other Board Memberships Held by Trustee During the Past Five Years
Phyllis K. Costanza± Born 1963	Trustee	Since October 2026	Senior Adviser, Big Win Philanthropy (non-profit) (2025 to present); formerly, Chief Social Investment Officer, Advanced Portfolio Management (finance) (2024 to 2025); President, OutcomesX (impact evaluation) (2022 to 2024); and Global Head, Social Impact, UBS (2011 to 2022)	44	None
Keith E. Mitchell± Born 1954	Trustee	Since 2009	Formerly, Managing Member, Mitchell, Hartley & Bechtel Advisers, LLC (formerly, Mitchell Advisers, LLC) (advisory firm) (2003 to 2015) and Managing Director, Putnam Lovell NBF (investment banking) (2000 to 2003)	44	Formerly, Trustee of separate series within the Franklin Templeton fund complex consisting of 9 portfolios (2009 to 2026)

#  Trustees who are not “interested persons” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

*   Each Trustee serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

**   Indicates the earliest year in which the Trustee became a board member for a fund in the Franklin Templeton fund complex.

***  Information is for the calendar year ended December 31, 2025, except as otherwise noted.

± Ms. Costanza and Mr. Mitchell were each appointed to the Board effective October 1, 2026. Information pertaining to the number of funds in the Franklin Templeton fund complex overseen by Ms. Costanza and Mr. Mitchell is as of October 1, 2026.

II. The following is added to the table providing the dollar range of equity securities owned by the independent board members in the “MANAGEMENT – Trustee Ownership of Securities” section of each Fund’s SAI, except ClearBridge Dividend Strategy Fund’s SAI:

Name of Trustee	Dollar Range of Equity Securities in the Fund ($)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies in Franklin Templeton Fund Complex Overseen by Trustee ($)
Phyllis K. Costanza[1]	None	None
Keith E. Mitchell[1]	None	10,001-50,000

1 Information is as of October 1, 2026.

III. The following is added to the table providing the dollar range of equity securities owned by the independent board members in the “MANAGEMENT – Trustee Ownership of Securities” section of ClearBridge Dividend Strategy Fund’s SAI:

Name of Trustee	Dollar Range of Equity Securities in the Fund ($)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies in Franklin Templeton Fund Complex Overseen by Trustee ($)
Phyllis K. Costanza[1]	None	None
Keith E. Mitchell[1]	10,001-50,000	10,001-50,000

1 Information is as of October 1, 2026.

IV. The following is added to the table providing the total fees paid to independent board members in the “MANAGEMENT – Trustee Compensation” section of each Fund’s SAI:

Name of Trustee	Aggregate Compensation from the Fund* ($)	Total Pension or Retirement Benefits Paid as Part of Fund Expenses*($)	Total Compensation from Franklin Templeton Fund Complex Paid to Trustee**
Phyllis K. Costanza[1]	N/A	N/A	N/A
Keith E. Mitchell[1]	N/A	N/A	617,000[2]

*  Information is for the Fund’s last fiscal year.

**  Information is for the calendar year ended December 31, 2025.

1  Ms. Costanza and Mr. Mitchell were each appointed to the Board effective October 1, 2026.

2  As of December 31, 2025, Mr. Mitchell served as an independent trustee for separate series of U.S. registered investment companies within the Franklin Templeton fund complex.

V. The following replace the first three paragraphs of the section titled “MANAGEMENT – Qualifications of Trustees, Board Leadership Structure and Oversight and Standing Committees in each Fund’s SAI:

 The Independent Trustees were selected to join the Board based upon the following as to each Trustee: character and integrity; service as a board member of predecessor funds and/or other Franklin Templeton funds; willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; such person’s skills, experience, judgment, analytical ability, intelligence, and common sense; their current or previous profit and non-profit board membership; such person’s considerable familiarity with the special regulatory requirements governing regulated investment companies and the special responsibilities of investment company trustees; and the Trustee’s status as not being an “interested person” of the Fund, as defined in the 1940 Act. Ms. Trust was selected to join the Board based upon her investment management and risk oversight experience as an executive and portfolio manager and leadership roles with Franklin Templeton and affiliated entities. The Board also considered her character and integrity, her willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee, her skills, experience, judgment, analytical ability, intelligence, and common sense, her considerable familiarity with the special regulatory requirements governing regulated investment companies and the special responsibilities of investment company trustees, and her status as a representative of Franklin Templeton. Ms. Trust is an interested person of the Fund. Mr. O’Brien serves as Chair of the Board and is an Independent Trustee. Independent Trustees constitute more than 75% of the Board.

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Board possesses the requisite attributes and skills. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Manager, the Subadviser(s), other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties support this conclusion. In addition, the following specific experience, qualifications, attributes and/or skills apply to each Trustee.

Each Trustee, except for Ms. Costanza, has served as a board member of the Fund and/or other Franklin Templeton funds for at least ten years. Mr. Breech has substantial experience as the chief executive of a private corporation. Ms. Costanza has business and investment industry experience serving in executive or senior roles focusing on social impact investing for a non-profit and various investment management firms. Mr. Gross has a substantial accounting background and experience as an officer, trustee and board member of various organizations. Ms. Heilbron has substantial legal background and experience, business and consulting experience, and experience as a board member of public companies. Dr. Lehman has experience as chief executive officer of major museums and other entities involved in the arts, has previously served as a lead independent trustee and board chair for certain Franklin Templeton funds and has experience as a founding director of certain Franklin Templeton funds. Ms. Masters has investment management experience as chief investment officer, as a director of an investment advisory firm and from her service on the boards of other investment companies. Mr. Mitchell has substantial asset management experience as a managing director of an investment banking firm and from previously serving as an independent trustee on the board of certain Franklin Templeton funds. Mr. O’Brien has experience at senior levels of a large financial services company and has experience from his service on the boards of academic institutions and a residential home care company. Mr. Schlafly has substantial experience practicing law and also serves as the non-executive Chairman of a private corporation and as director of a bank. Ms. Trust has been the Chief Executive Officer of the Trust and other funds in the fund complex since 2015 and has investment management and risk oversight experience as an executive and portfolio manager and in leadership roles with Franklin Templeton (and before that, Legg Mason) and affiliated entities. References to the experience, qualifications, attributes and skills of Trustees are pursuant to requirements of the Securities and Exchange Commission, do not constitute holding out of the Board or any Trustee as having any special expertise, and shall not impose any greater responsibility or liability on any such person or on the Board.

SCHEDULE A

Fund	Date of SAI
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BrandywineGLOBAL – Diversified US Large Cap Value Fund	February 1, 2026
BrandywineGLOBAL – Flexible Bond Fund	May 1, 2026
BrandywineGLOBAL – Global Opportunities Bond Fund	May 1, 2026
BrandywineGLOBAL – Multi-Sector Opportunities Fund	March 1, 2026
ClearBridge Global Infrastructure Income Fund	February 1, 2026
ClearBridge International Growth Fund	March 1, 2026
ClearBridge Small Cap Fund	March 1, 2026
ClearBridge Value Fund	March 1, 2026
Franklin International Equity Fund	February 1, 2026
Franklin U.S. Small Cap Equity Fund	May 1, 2026
ClearBridge Emerging Markets Fund	February 1, 2026
ClearBridge SMASh Series EM Fund	December 1, 2025

LEGG MASON PARTNERS INVESTMENT TRUST

Fund	Date of SAI

BrandywineGLOBAL – Corporate Credit Fund	May 1, 2026
BrandywineGLOBAL – High Yield Fund	May 1,2026
ClearBridge Appreciation Fund	March 1, 2026
ClearBridge Dividend Strategy Fund	May 1, 2026
ClearBridge Growth Fund	January 1, 2026
ClearBridge International Value Fund	March 1, 2026
ClearBridge Large Cap Growth Fund	April 1, 2026
ClearBridge Large Cap Value Fund	March 1, 2026
ClearBridge Mid Cap Fund	March 1, 2026
ClearBridge Mid Cap Growth Fund	March 1, 2026
ClearBridge Select Fund	March 1, 2026
ClearBridge Small Cap Growth Fund	March 1, 2026
ClearBridge Sustainability Leaders Fund	March 1, 2026
ClearBridge Tactical Dividend Income Fund	March 1, 2026
Franklin Global Equity Fund	March 1, 2026
Franklin S&P 500 Index Fund	February 1, 2026
Franklin U.S. Large Cap Equity Fund	April 1,2026
Franklin Multi-Asset Conservative Growth Fund	June 1,2026
Franklin Multi-Asset Defensive Growth Fund	June 1, 2026
Franklin Multi-Asset Growth Fund	June 1, 2026
Franklin Multi-Asset Moderate Growth Fund	June 1, 2026

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
ClearBridge Variable Growth Portfolio	May 1, 2026
ClearBridge Variable Mid Cap Portfolio	May 1, 2026
ClearBridge Variable Small Cap Growth Portfolio	May 1, 2026
Franklin Multi-Asset Variable Conservative Growth Fund	May 1, 2026
Franklin Multi-Asset Variable Growth Fund	May 1, 2026
Franklin Multi-Asset Variable Moderate Growth Fund	May 1, 2026
Franklin Templeton Aggressive Model Portfolio	May 1, 2026
Franklin Templeton Conservative Model Portfolio	May 1, 2026
Franklin Templeton Moderate Model Portfolio	May 1, 2026
Franklin Templeton Moderately Aggressive Model Portfolio	May 1, 2026
Franklin Templeton Moderately Conservative Model Portfolio	May 1, 2026

Please retain this supplement for future reference.